REVENUE AND SEGMENT INFORMATION (Tables)	12 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
SCHEDULE OF REVENUE BY MAJOR REVENUE AND TIMING BY REVENUE RECOGNITION

The following table presents revenue by major revenue type for the years ended September 30, 2022, 2023 and 2024, respectively:

	For the year ended September 30,
	2022	2023	2024
	US$	US$	US$
Air freight forwarding services	72,562,276	33,236,407	48,010,322
Ocean freight forwarding services	788,427	378,039	898,709
Other services	1,835,426	2,459,558	3,267,078

Total	75,186,129	36,074,004	52,176,109

The following table presents revenue by timing of revenue recognition for the years ended September 30, 2022, 2023 and 2024, respectively:

	For the year ended September 30,
	2022	2023	2024
	US$	US$	US$
Timing of Revenue Recognition
Services transferred over time	74,467,097	33,880,177	49,045,423
Services transferred at a point in time	719,032	2,193,827	3,130,686

Total	75,186,129	36,074,004	52,176,109